Employee Benefits Expenses (Details) - Schedule of employee benefits expenses - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Employee Benefits Expenses Abstract
Wages and salaries	S/ 165,530	S/ 138,675	S/ 115,630
Social contributions	32,966	28,842	26,085
Workers ‘profit sharing, note 15	30,972	25,049	9,513
Legal bonuses	20,556	19,620	17,413
Vacations	18,481	18,032	16,301
Long-term compensation, note 15	8,272	9,763	5,759
Cessation payments	4,511	2,203	858
Training	2,307	1,408	476
Other	1,136	679	344
Total employee benefits expenses	S/ 284,731	S/ 244,271	S/ 192,379